Financial instruments - Narrative (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018	[1]
Disclosure of detailed information about business combination [line items]
Contingent consideration paid	£ 549	£ 192	[1]	£ 0
Interest rate fee percentage	0.02%	0.02%
Average cash balance	£ 37,600	£ 23,500
Trade receivables	410	1,656
Other receivables	905	£ 3,791
Discuva Limited
Disclosure of detailed information about business combination [line items]
Contingent consideration paid	£ 549

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’